Income Taxes - Schedule of components of income tax expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Income taxes paid (refund) [abstract]
Current tax for the year	$ 89	$ 22
Adjustments of previous years	(80)	0
Total	$ 9	$ 22